CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2017				96,653,935
Beginning Balance at Dec. 31, 2017	$ 108,021,796	$ 32,747,685	$ (96,232,408)	$ 44,537,073
Gross proceeds (Shares)				2,905,066
Gross proceeds	3,340,826			$ 3,340,826
Issuance costs	(152,825)			$ (152,825)
Allocation of warrant value	(319,000)	319,000
Exercise of stock options (shares)				1,225,000
Exercise of stock options	732,500			$ 732,500
Transfer of stock option value	267,916	(267,916)
Share-based payments		685,393		685,393
Loss and comprehensive loss			(2,856,160)	$ (2,856,160)
Ending Balance (shares) at Dec. 31, 2018				100,784,001
Ending Balance at Dec. 31, 2018	111,891,213	33,484,162	(99,088,568)	$ 46,286,807
Shares issued - Acquisition of mineral claims (Shares)				3,000,000
Shares issued - Acquisition of mineral claims	2,760,000			$ 2,760,000
Gross proceeds (Shares)				3,727,000
Gross proceeds	3,354,300			$ 3,354,300
Flow-through premium	(857,210)			(857,210)
Issuance costs	(341,660)			$ (341,660)
Exercise of stock options (shares)				125,000
Exercise of stock options	72,000			$ 72,000
Transfer of stock option value	30,070	(30,070)
Share-based payments		488,409		488,409
Loss and comprehensive loss			(1,766,448)	$ (1,766,448)
Ending Balance (shares) at Dec. 31, 2019				107,636,001
Ending Balance at Dec. 31, 2019	$ 116,908,713	$ 33,942,501	$ (100,855,016)	$ 49,996,198